UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-8546
                                                      --------

                            The Bramwell Funds, Inc.
                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                    ----------------------------------------
                    (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                               New York, NY 10112
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 698-3500
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.


                              BRAMWELL GROWTH FUND

            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)


                                                SHARES        MARKET VALUE
                                                -------       -------------
COMMON STOCKS - 97.70%

AUTOMOTIVE/HEAVY EQUIPMENT - 0.40%
Caterpillar, Inc.                                10,000            $804,500
                                                              -------------
BUSINESS SERVICES - 3.46%
Computer Sciences Corp.*                         75,000           3,532,500
Iron Mountain, Inc.*                             50,000           1,692,500
Manpower, Inc.                                   10,000             444,900
Robert Half International, Inc.                  50,000           1,288,500
                                                              -------------
                                                                  6,958,400
                                                              -------------
CHEMICALS/METALS - 1.99%
Freeport-McMoRan
  Copper & Gold, Inc.                            20,000             810,000
Praxair, Inc.                                    75,000           3,205,500
                                                              -------------
                                                                  4,015,500
                                                              -------------
COMMUNICATIONS - 1.28%
Cisco Systems, Inc.*                            142,500           2,579,250
                                                              -------------
CONSUMER PRODUCTS - 4.29%
Corn Products International, Inc.                30,000           1,383,000
Estee Lauder Companies, Inc. (The)               25,000           1,045,000
Martek Biosciences Corp.*                        50,000           2,432,000
Procter & Gamble Co.                             70,000           3,788,400
                                                              -------------
                                                                  8,648,400
                                                              -------------
ELECTRONICS - 7.82%
Analog Devices, Inc.                             80,000           3,102,400
Applied Materials, Inc.*                         95,000           1,566,550
Cree, Inc.*                                      15,000             457,950
KLA-Tencor Corp.*                                50,000           2,074,000
Linear Technology Corp.                          75,000           2,718,000
Littelfuse, Inc.*                                33,000           1,139,490
MKS Instruments, Inc.*                           50,000             766,000
Maxim Integrated Products, Inc.                  50,000           2,114,500
Texas Instruments, Inc.                          85,000           1,808,800
                                                              -------------
                                                                 15,747,690
                                                              -------------
ENERGY - 9.17%
Burlington Resources, Inc.                       50,000           2,040,000
Devon Energy Corp.                               30,000           2,130,300
EOG Resources, Inc.                              30,000           1,975,500
ExxonMobil Corp.                                 90,000           4,349,700
Nabors Industries Ltd.*                          30,000           1,420,500
Noble Corp.                                      37,500           1,685,625
Patterson-UTI Energy, Inc.                      118,400           2,257,888
Peabody Energy Corp.                             10,000             595,000
Schlumberger Ltd.                                30,000           2,019,300
                                                              -------------
                                                                 18,473,813
                                                              -------------

                                                SHARES        MARKET VALUE
                                                -------       -------------
FINANCIAL SERVICES - 6.50%
American Express Co.                             65,000          $3,344,900
American International Group, Inc.               60,000           4,079,400
Chicago Mercantile Exchange                       8,000           1,290,400
HSBC Holdings PLC - ADR                          25,000           1,995,000
Wells Fargo & Co.                                40,000           2,385,200
                                                              -------------
                                                                 13,094,900
                                                              -------------
HEALTHCARE PRODUCTS - 12.72%
Amgen, Inc.*                                     50,000           2,834,000
Gilead Sciences, Inc.*                          118,000           4,410,840
Kyphon, Inc.*                                    50,000           1,239,000
Medtronic, Inc.                                 110,000           5,709,000
Novartis AG - ADR                                60,000           2,800,200
Pfizer, Inc.                                    100,000           3,060,000
Stryker Corp.                                    50,000           2,404,000
Zimmer Holdings, Inc.*                           40,000           3,161,600
                                                              -------------
                                                                 25,618,640
                                                              -------------
HEALTHCARE SERVICES - 2.08%
Anthem, Inc.*                                    19,000           1,657,750
UnitedHealth Group, Inc.                         20,000           1,474,800
WellPoint Health Networks, Inc.*                 10,000           1,050,900
                                                              -------------
                                                                  4,183,450
                                                              -------------
INDUSTRIAL PRODUCTS - 12.33%
3M                                               80,000           6,397,600
Donaldson Co., Inc.                              50,000           1,419,500
Emerson Electric Co.                             40,000           2,475,600
General Electric Co.                            145,000           4,869,100
Illinois Tool Works, Inc.                        50,000           4,658,500
Molex, Inc., Class A                            150,981           3,972,310
Pentair, Inc.                                    30,000           1,047,300
                                                              -------------
                                                                 24,839,910
                                                              -------------
INFORMATION PROCESSING
  EQUIPMENT - 7.87%
Dell Inc.*                                      200,000           7,120,000
Diebold, Inc.                                    50,000           2,335,000
EMC Corp.*                                       90,000           1,038,600
International Business
  Machines Corp.                                 40,000           3,429,600
NCR Corp.*                                        7,500             371,925
Zebra Technologies Corp.*                        25,500           1,555,755
                                                              -------------
                                                                 15,850,880
                                                              -------------

                                                SHARES        MARKET VALUE
                                                -------       -------------
INFORMATION PROCESSING
  SOFTWARE - 2.25%
Microsoft Corp.                                  65,000          $1,797,250
SAP AG - ADR                                     70,000           2,726,500
                                                              -------------
                                                                  4,523,750
                                                              -------------
RESTAURANTS - 5.97%
Applebee's International, Inc.                  120,000           3,033,600
Cheesecake Factory, Inc.*                        47,000           2,039,800
Domino's Pizza, Inc.*                            50,000             735,000
McDonald's Corp.                                115,000           3,223,450
SYSCO Corp.                                     100,000           2,992,000
                                                              -------------
                                                                 12,023,850
                                                              -------------
RETAILING - 16.12%
Best Buy Co., Inc.                              110,000           5,966,400
Coach, Inc.*                                     50,000           2,121,000
J.C. Penney Co., Inc.                           115,000           4,057,200
Lowe's Companies, Inc.                           45,000           2,445,750
Michaels Stores, Inc.                            35,000           2,072,350
PETsMART, Inc.                                   30,000             851,700
Staples, Inc.                                    80,000           2,385,600
Tiffany & Co.                                    60,000           1,844,400
Tractor Supply Co.*                              25,000             786,000
Wal-Mart Stores, Inc.                            60,000           3,192,000
Walgreen Co.                                    160,000           5,732,800
Yum! Brands, Inc.                                25,000           1,016,500
                                                              -------------
                                                                 32,471,700
                                                              -------------
TRANSPORTATION - 3.45%
FedEx Corp.                                      50,000           4,284,500
United Parcel Service, Inc.                      35,000           2,657,200
                                                              -------------
                                                                  6,941,700
                                                              -------------
TOTAL COMMON STOCKS
(Cost $155,570,118)                                             196,776,333
                                                              -------------

                                               PRINCIPAL
                                                AMOUNT        MARKET VALUE
                                                -------       -------------
VARIABLE RATE
DEMAND NOTE - 2.80%
U.S. Bancorp, 1.59%                          $5,648,000          $5,648,000
                                                              -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,648,000)                                                 5,648,000
                                                              -------------
TOTAL INVESTMENTS - 100.50%
(Cost $161,218,118)                                             202,424,333
LIABILITIES LESS OTHER ASSETS - (0.50)%                         (1,013,505)
                                                              -------------
NET ASSETS - 100.00%
(10,737,905 shares outstanding)                                $201,410,828
                                                              =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                           $18.76
                                                              =============
* Non-income producing security

                              BRAMWELL FOCUS FUND

           PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

                                                SHARES        MARKET VALUE
                                                -------       -------------
COMMON STOCKS - 93.06%

BUSINESS SERVICES - 7.80%
Computer Sciences Corp.*                         10,000            $471,000
Robert Half International, Inc.                  10,000             257,700
                                                              -------------
                                                                    728,700
                                                              -------------
CONSUMER PRODUCTS - 6.57%
Corn Products International, Inc.                 7,000             322,700
Martek Biosciences Corp.*                         6,000             291,840
                                                              -------------
                                                                    614,540
                                                              -------------
ELECTRONICS - 6.04%
Cree, Inc.*                                       7,000             213,710
Linear Technology Corp.                           5,000             181,200
Maxim Integrated Products, Inc.                   4,000             169,160
                                                              -------------
                                                                    564,070
                                                              -------------
ENERGY - 5.92%
Devon Energy Corp.                                4,000             284,040
Schlumberger Ltd.                                 4,000             269,240
                                                              -------------
                                                                    553,280
                                                              -------------
FINANCIAL SERVICES - 2.56%
HSBC Holdings PLC - ADR                           3,000             239,400
                                                              -------------
HEALTHCARE PRODUCTS - 11.71%
Gilead Sciences, Inc.*                           13,000             485,940
Kyphon, Inc.*                                    15,000             371,700
Zimmer Holdings, Inc.*                            3,000             237,120
                                                              -------------
                                                                  1,094,760
                                                              -------------
INDUSTRIAL PRODUCTS - 16.08%
3M                                                4,000             319,880
Donaldson Co., Inc.                              10,000             283,900
Emerson Electric Co.                              7,000             433,230
Illinois Tool Works, Inc.                         5,000             465,850
                                                              -------------
                                                                  1,502,860
                                                              -------------
INFORMATION PROCESSING
  EQUIPMENT - 9.16%
Dell Inc.*                                        8,000             284,800
Diebold, Inc.                                     7,000             326,900
Zebra Technologies Corp.*                         4,000             244,040
                                                              -------------
                                                                    855,740
                                                              -------------

                                                SHARES        MARKET VALUE
                                                -------       -------------
INFORMATION PROCESSING
  SOFTWARE - 7.60%
Autodesk, Inc.                                    5,000           $ 243,150
SAP AG - ADR                                     12,000             467,400
                                                              -------------
                                                                    710,550
                                                              -------------
RETAILING - 14.54%
Best Buy Co., Inc.                               10,000             542,400
Coach, Inc.*                                      6,000             254,520
J.C. Penney Co., Inc.                            10,000             352,800
Staples, Inc.                                     7,000             208,740
                                                              -------------
                                                                  1,358,460
                                                              -------------
TRANSPORTATION - 5.08%
FedEx Corp.                                       2,000             171,380
United Parcel Service, Inc.                       4,000             303,680
                                                              -------------
                                                                    475,060
                                                              -------------
TOTAL COMMON STOCKS
(Cost $8,150,489)                                                 8,697,420
                                                              -------------

                                               PRINCIPAL
                                                AMOUNT
                                                -------
VARIABLE RATE
DEMAND NOTE - 4.11%
U.S. Bancorp, 1.59%                            $384,000             384,000
                                                              -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $384,000)                                                     384,000
                                                              -------------
TOTAL INVESTMENTS - 97.17%
(Cost $8,534,489)                                                 9,081,420
OTHER ASSETS LESS LIABILITIES - 2.83%                               264,117
                                                              -------------
NET ASSETS - 100.00%
(1,052,061 shares outstanding)                                   $9,345,537
                                                              =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                            $8.88
                                                              =============
* Non-income producing security


ITEM 2.  CONTROLS AND PROCEDURES.

(a)The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a)Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.
------------------------


/s/ Elizabeth R. Bramwell
-----------------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Elizabeth R. Bramwell
-----------------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
November 18, 2004